Fair Value Measurements - Summary of warrants (Detail) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Fair value as of February 6, 2020 (inception)	$ 36,039,600
Change in fair value	619,600	$ 1,342,000	$ 1,342,000	$ 1,961,600	$ 18,896,400
Fair value as of December 31, 2020	$ 36,659,200	$ 36,039,600	36,039,600	36,659,200	53,594,000
Warrant [Member]
Class of Warrant or Right [Line Items]
Fair value as of February 6, 2020 (inception)			0	0	0
Initial measurement on June 11, 2020					34,697,600
Change in fair value					18,896,400
Fair value as of December 31, 2020					53,594,000
Warrant [Member] | Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Fair value as of February 6, 2020 (inception)			0	0	0
Initial measurement on June 11, 2020					10,280,000
Change in fair value					6,476,400
Fair value as of December 31, 2020					17,990,000
Warrant [Member] | Public Warrant [Member]
Class of Warrant or Right [Line Items]
Fair value as of February 6, 2020 (inception)			$ 0	$ 0	0
Initial measurement on June 11, 2020					20,700,000
Change in fair value					12,420,000
Fair value as of December 31, 2020					35,604,000
FPA Liability [Member] | Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Initial measurement on June 11, 2020					350,000
Change in fair value					3,875,000
Fair value as of December 31, 2020					$ 4,225,000